Lease	6 Months Ended
Jun. 30, 2023
Lease [Abstract]
LEASE

NOTE 3:- LEASE

The Company has entered into non-cancelable lease agreements for its offices and motor vehicles with lease periods expiring at various dates through May 2035.

The components of operating lease costs were as follows:

Period ended June 30, 2023
Unaudited

Operating lease cost	$475
Variable lease cost	22

Total net lease costs	$497

Supplemental balance sheet information related to operating leases is as follows:

June 30, 2023
Unaudited

Operating lease ROU assets	$7,157
Operating lease liabilities, current	$846
Operating lease liabilities, long-term	$5,433
Weighted average remaining lease term (in years)	10.85
Weighted average discount rate	5.10%

Minimum lease payments for the Company’s ROU assets over the remaining lease periods as of June 30, 2023, are as follows:

Operating leases
Unaudited

2023	$453
2024	849
2025	790
2026	689
2027 and thereafter	5,562

Total undiscounted lease payments	8,343
Less: imputed interest	2,064

Present value of lease liabilities	$6,279